Share-Based Compensation - RSU and PSU Activity (Details)	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Restricted Share Units (RSU)
Number of RSUs
Outstanding at beginning of period (in shares) | shares	847,430	0
Granted (in shares) | shares	3,416,545	851,530
Forfeited (in shares) | shares	(314,158)	(4,100)
Exercised (in shares) | shares	(738,387)
Outstanding at end of period (in shares) | shares	3,211,430	847,430
Weighted average grant date fair value
Outstanding at beginning of period (in USD per share) | $ / shares	$ 39.59
Granted (in USD per share) | $ / shares	57.09	$ 39.56
Forfeited (in USD per share) | $ / shares	55.36	34.46
Exercised (in USD per share) | $ / shares	49.51
Outstanding at end of period (in USD per share) | $ / shares	$ 54.39	$ 39.59
Performance Share Units (PSU)
Number of RSUs
Outstanding at beginning of period (in shares) | shares	0
Granted (in shares) | shares	571,277
Forfeited (in shares) | shares	(34,082)
Outstanding at end of period (in shares) | shares	537,195	0
Weighted average grant date fair value
Outstanding at beginning of period (in USD per share) | $ / shares	$ 0
Granted (in USD per share) | $ / shares	70.85
Forfeited (in USD per share) | $ / shares	70.91
Outstanding at end of period (in USD per share) | $ / shares	$ 70.91	$ 0